Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents.
Banks	$ 5,813,306	$ 4,511,078
Short-term investments	1,262,105	1,799,597
Cash	347	1,069
Cash and cash equivalents	$ 7,075,758	$ 6,311,744	$ 7,945,885	$ 8,410,467